TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	¥ 43,867	¥ 49,591	$ 6,971	$ 6,549	¥ 59,049	$ 8,816
Unrecognized tax benefits setoff against deferred tax assets	22,759	22,585	3,175	3,398	43,095
Unrecognized tax benefits of remaining amounts	21,108	27,006	3,796	3,151	15,954
Unrecognized tax benefits that would impact effective tax rate	21,108	27,006	$ 3,796	3,151	15,954
Interest related to unrecognized tax benefits	¥ 0	¥ 0			0		¥ 0
Income tax rate	25.00%
Minimum
Income Tax Disclosure [Line Items]
Income tax examination period		3 years
Maximum
Income Tax Disclosure [Line Items]
Income tax examination period		5 years
Tax Withholding On Payment Of Interest And Dividends To Non PRC Resident Enterprises
Income Tax Disclosure [Line Items]
Tax withholding rates on interest and dividend payments	10.00%
HK
Income Tax Disclosure [Line Items]
Income tax rate	16.50%
Operating loss carryforwards	¥ 9,231,385			$ 1,378,209	¥ 7,485,149
CN
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
CN | Beijing Kingsoft Cloud Network Technology Co Ltd | Preferential Income Tax Rate
Income Tax Disclosure [Line Items]
Income tax rate	15.00%